Goodwill - Disclosure of detailed information about key assumptions for the CGU's (Details) - $ / ounce	Dec. 31, 2025	Dec. 31, 2024
Statements Line Items
Post-tax real discount rate	5.10%	4.90%
Long-term gold price (per ounce) [Member]
Statements Line Items
Gold price per ounce	3,327	2,184
Long-term silver price (per ounce) [Member]
Statements Line Items
Silver price per ounce	42	27